Assets and Liabilities Held for Sale - Losses/Gains Discontinued Operations (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Major line items constituting pretax loss of discontinued operations:
Premiums	$ 933,980
Death and other benefits	(421,448)
Interest credited	(192,008)
Increase in benefit reserves	(41,790)
Amortization of deferred acquisition costs	(202,913)
Other operating expenses	(104,105)
Loss on discontinued operations	$ (28,284)